Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001561894
Registrant Name	HA Sustainable Infrastructure Capital, Inc.
Registration File Number	333-285461
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES